Note 18 - Commitments (Detail)	0 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended				18 Months Ended		118 Months Ended	130 Months Ended
	Oct. 31, 2012 USD ($) acre	Oct. 11, 2012 USD ($)	Sep. 30, 2012 USD ($) sqm acre	Mar. 31, 2011 USD ($) acre	Nov. 02, 2009 USD ($)	Sep. 30, 2012 USD ($) sqm acre	Mar. 31, 2012 USD ($)	Sep. 30, 2011 USD ($) acre	Mar. 31, 2011 USD ($) acre	Sep. 30, 2012 USD ($) sqm acre	Sep. 30, 2011 USD ($) acre	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($) acre	Mar. 31, 2011 CAD	Mar. 31, 2010 USD ($) acre	Sep. 30, 2012 CAD sqm	Sep. 30, 2011 USD ($) acre	Sep. 30, 2011 USD ($) acre	Sep. 30, 2012 USD ($) sqm acre	Oct. 24, 2012 USD ($) acre	Aug. 17, 2012 USD ($) acre	Aug. 15, 2012 USD ($)	Aug. 10, 2012 CAD	Jun. 30, 2012 acre	Apr. 25, 2012 USD ($) acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	Aug. 08, 2011 USD ($)	Jun. 30, 2011 USD ($) acre	May 16, 2011 USD ($) acre	Apr. 19, 2011 USD ($)	Mar. 17, 2011 USD ($) acre	Mar. 31, 2008 USD ($)	Mar. 31, 2007 USD ($)	Mar. 31, 2006 USD ($)	Mar. 31, 2004 USD ($)	Mar. 31, 2003 USD ($)
Contractual Obligation				$ 76,818,000					$ 76,818,000				$ 76,818,000																$ 80,000,000
Stock Issued During Period, Value, Acquisitions									11,522,700						21,638
Stock Issued During Period, Shares, Acquisitions (in Shares)					4,025,000				1,097,400	9,876,600					2,000,000
Sale of Stock, Price Per Share (in Dollars per share)				$ 1.05					$ 1.05				$ 1.05	0.402	$ 0.025	0.60																		$ 0.0485	$ 0.044	$ 0.042	$ 0.0835	$ 0.0725
Fair Value Assumptions, Exercise Price (in Dollars per share)				$ 0.60	$ 0.065				$ 0.60				$ 0.60
Construction in Progress, Gross			658,440	6,584,400		658,440			6,584,400	658,440			6,584,400						658,440			5,925,960
Property, Plant and Equipment, Additions				76,818,000		1,097,400												(1,871)
Stock Cancelled During PeriodShares (in Shares)																						9,876,600
Professional and Contract Services Expense						23,941						38,409	20,000			48,000			20,928
Area of Land (in Acres) (in Acres)	56.03		34.07	20		34.07		40	20	34.07	40		20	20	30	34.07	40	40	34.07	24.23	34.07			56.03	40	40	40	20		39.25	39.25		20
Purchase Price of Land																				86,683					350,000
Escrow Deposit																				1,000					1,000
Debt Instrument, Face Amount			235,000	37,000		235,000	100,090		37,000	235,000		100,090	37,000						235,000		136,000		40,000		349,000					32,000	32,000	235,000	37,000
Professional Fees						19,214		18,136		49,468	40,865			6,807					398,867
Interest Paid	1,784		1,726							34,994							7,765	52,630
Interest Payable	1,726		100			100	17,991			100		17,991							100
		10,000				72,857	30,000	25,000		116,157	41,733								233,027
Construction and Development Costs										$ 37,604